FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 30, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST (the “Registrant”)

Federated Hermes Michigan Intermediate Municipal Fund

Class A Shares

Institutional Shares

Federated Hermes Municipal High Yield Advantage Fund

Class A Shares

Class C Shares

Class F Shares

Institutional Shares

Federated Hermes Ohio Municipal Income Fund

Class A Shares

Class F Shares

Institutional Shares

Federated Hermes Pennsylvania Municipal Income Fund

Class A Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 033-36729
1940 Act File No. 811-06165

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2023 for Federated Hermes Municipal High Yield Advantage Fund, Federated Hermes Ohio Municipal Income Fund, and Federated Hermes Pennsylvania Municipal Income Fund, and November 1, 2023 for Federated Hermes Michigan Intermediate Municipal Fund, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 85 on October 26, 2023.

If you have any questions on the enclosed material, please contact Christina Eifler at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary